Taxation - Reconciliation between the statutory EIT rate and the effective tax rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.04%)	2.73%	0.00%
Tax effect of unrecognized loss	(0.09%)	5.29%	0.00%
Tax effect of tax-exempt entities	(5.84%)	429.86%	(14.08%)
Tax effect of expired tax attribute carryforwards	(0.01%)	0.00%	0.00%
Tax effect of preferred tax rate	5.40%	(93.64%)	(1.91%)
Tax effect of R&D expense additional deduction	0.67%	(87.93%)	4.35%
Tax effect of non-deductible expenses	(0.29%)	56.73%	10.78%
Tax effect of deferred tax effect of tax rate change	0.40%	0.00%	(3.65%)
Changes in valuation allowance	(25.42%)	(265.59%)	(48.40%)
Effective tax rate	(0.22%)	72.45%	(27.91%)